Stockholder's Equity(Deficit)	12 Months Ended
Mar. 31, 2022
Stockholders' Equity Note [Abstract]
STOCKHOLDER’S EQUITY(DEFICIT)

Note 20 – STOCKHOLDER’S EQUITY(DEFICIT)

Common stock

On April 15, 2019, the Company closed a registered direct offering of 333,334 shares of common stock at $30.00 per share with gross proceeds of $10,000,020 from its effective shelf registration statement.

On June 1, 2020, an investor exercised 2,083 warrants at the price of $37.20 per share in cash. The Company issued 25,000 shares of common stock as a result.

On June 3, 2020, the Company closed a registered direct offering of 416,667 shares of common stock at $24.00 per share with gross proceeds of $10,000,008 from its effective shelf registration statement.

Stock warrants

Concurrent with the registered direct offering of common stock that closed on April 15, 2019, the Company issued to several investors in a private placement warrants to purchase up to 250,001 shares of common stock. In connection with the offering, the Company also issued a warrant to its placement agent of this offering, pursuant to which the agent may purchase up to 6% of the aggregate number of shares of common stock sold in the offering, i.e. 20,000 shares at an exercise price of $37.5 per share. The warrant became exercisable on October 11, 2019 and will expire on April 11, 2024.

Concurrent with the registered direct offering of common stock that closed on June 3, 2020, the Company issued to several investors in a private placement warrants to purchase up to 312,500 shares of common stock. In connection with the offering, the Company also issued warrants to its placement agent of this offering, pursuant to which the agent may purchase up to 6.5% of the aggregate number of shares of common stock sold in the offering, i.e. 25,000 shares at an exercise price of $30.84 per share. The warrant becomes exercisable on December 2, 2020 and will expire on June 2, 2025.

Upon evaluation, both the warrants issued in April 2019 and June 2020 meet the definition of an equity transaction under FASBASC 815. Accordingly, the fair value of the warrants is recorded as part of additional paid-in capital.

Stock-based compensation

The Company accounts for share-based payment awards granted to employees and directors by recording compensation expense based on estimated fair values. The Company estimates the fair value of share-based payment awards on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations. Share-based awards are attributed to expenses using the straight-line method over the vesting period. The Company determines the value of each option award that contains a market condition using a Monte Carlo Simulation valuation model, while all other option awards are valued using the Black-Scholes valuation model as permitted under FASB ASC 718 “Compensation - Stock Compensation.” The assumptions used in calculating the fair value of share-based payment awards represent the Company’s best estimates. The Company’s estimates of the fair values of stock options granted and the resulting amounts of share-based compensation recognized may be impacted by certain variables including stock price volatility, employee stock option exercise behaviors, additional stock option modifications, estimates of forfeitures, and the related income tax impact.

On March 30, 2018, the Company granted a total of 328,925 shares of restricted common stock to its key employees in its retail drugstores and online pharmacy under the Company’s 2010 Equity Incentive Plan, as amended (the “Plan”). The stock awards vested on the grant date. On June 28, 2018, the compensation committee of the Company canceled 18,750 shares granted to the CEO in order to conform aggregate issuances to the 56,250 share limitation set forth in the Plan. The Tax Cuts and Jobs Act of 2017 removed the 162(m) qualified performance based compensation exemption to the $1 million cap on deductions for compensation to covered executives. Section 1.3.2 was in the Plan to permit grants under the Plan to fit within that exemption. As that exemption no longer applies for grants made in 2018 or thereafter, the Plan has been amended to remove the provisions intended to comply with that exemption, including the one in Section 1.3.2 of the Plan. All $5,328,585 of such expense has been recorded as a service compensation expense in the year ended March 31, 2018.

On December 31, 2020, the Company granted a total of 315,833 shares of restricted common stock to its key employees in its retail drugstores and online pharmacy under the Company’s 2010 Equity Incentive Plan, as amended (the “Plan”). The stock awards vested on the grant date. All $3,941,600 of such expense has been recorded as a service compensation expense in the year ended March 31, 2021.

Stock option

On November 18, 2014, the Company granted a total of 80,583 shares of stock options under the Plan to a group of a total of 46 grantees including directors, officers and employees. The exercise price of the stock option is $30.00. The option vests on November 18, 2017, provided that the grantees are still employed by the Company on such a date. The options will be exercisable for five years from the vesting date, or November 18, 2017 until November 17, 2022. For the years ended March 31, 2022 and 2021, none was recorded as compensation expense. As of March 31, 2022, all compensation costs related to stock option compensation arrangements granted have been recognized.

Statutory reserves

Statutory reserves represent restricted retained earnings. Based on their legal formation, the Company is required to set aside 10% of its net income as reported in their statutory accounts on an annual basis to the Statutory Surplus Reserve Fund (the “Reserve Fund”). Once the total amount set aside in the Reserve Fund reaches 50% of the entity’s registered capital, further appropriations become discretionary. The Reserve Fund can be used to increase the entity’s registered capital upon approval by relevant government authorities or eliminate its future losses under PRC GAAP upon a resolution by its board of directors. The Reserve Fund is not distributable to shareholders, as cash dividends or otherwise, except in the event of liquidation.

Appropriations to the Reserve Fund are accounted for as a transfer from unrestricted earnings to statutory reserves. During the years ended March 31, 2022 and 2021, the Company did not make appropriations to statutory reserves.

There are no legal requirements in the PRC to fund the Reserve Fund by transfer of cash to any restricted accounts, and the Company does not do so.